Trade Accounts Receivable - Summary of Trade Accounts Receivables (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Accounts receivable	$ 2,917,099	$ 3,210,686
Accounts receivable in litigations	56,770	74,678
Notes receivable	16,756	8,700
Foreign customers	66,730	23,903
Subtotal	3,057,355	3,317,967
Allowance for doubtful accounts	(67,965)	(86,177)
Total	$ 2,989,390	$ 3,231,790